DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2017
Description of Business and Nature of Operations [Abstract]
Description of business and nature of operations [text block]
1. Description of business and nature of operations
New Gold Inc. (“New Gold” or the “Company”) is an intermediate gold mining company engaged in the development and operation of mineral properties. The assets of the Company, directly or through its subsidiaries, are comprised of the Rainy River Mine in Canada (“Rainy River”), which achieved commercial production on November 1, 2017, the New Afton Mine in Canada (“New Afton”), the Mesquite Mine in the United States (“Mesquite”), the Cerro San Pedro Mine in Mexico (“Cerro San Pedro”) and the Peak Mines in Australia (“Peak Mines”) which has been classified as a discontinued operation as at and for the year ended December 31, 2017. The Company also owns the Blackwater project in Canada (“Blackwater”).
The Company is a corporation governed by the Business Corporations Act (British Columbia). The Company’s shares are listed on the Toronto Stock Exchange and the New York Stock Exchange American under the symbol NGD.
The Company’s registered office is located at 1100 Melville Street, Suite 610, Vancouver, British Columbia, V6E 4A6, Canada.